Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Measurement
Fair Value Measurement

(13) Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of investments included in Level 1 include listed equities and listed derivatives.

Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and fair value is determined through the use of models or other valuation methodologies. Investments that are generally included in this category include corporate bonds and loans, less liquid and restricted equity securities and certain over‑the‑counter derivatives. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3: Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the circumstances and the best information available at the time and may require significant management judgment or estimation. Investments that are included in this category generally include equity and debt positions in private companies.

Instruments Measured at Fair Value on a Recurring Basis

The following table presents the Company’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2015 and 2014 (in millions):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities:
U.S. Treasury securities	$47.2	$47.2	$—	$—
Trading securities:
U.S. Treasury securities	0.5	0.5	—	—
Total assets	$47.7	$47.7	$—	$—
Liabilities:
Contingent consideration liability to related party	$65.4	—	—	$65.4
	$65.4	$—	$—	$65.4

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities:
U.S. Treasury securities	$61.4	$61.4	$—	$—
Trading securities:
U.S. Treasury securities	7.0	7.0	—	—
Total assets	$68.4	$68.4	$—	$—

The following is a description of the Company’s valuation methodologies used for instruments measured at fair value on a recurring basis:

Trading and Available‑for‑sale securities

Financial investments classified as trading and available‑for‑sale consist of U.S. Treasury securities. These securities are valued by obtaining feeds from a number of live data sources, including active market makers and inter‑dealer brokers and therefore categorized as Level 1.

Contingent Consideration Liability

The Company entered into a contingent consideration arrangement with the purchase of Hotspot from a related party on March 13, 2015. The fair value of this liability at December 31, 2015 is $65.4 million. That value is based on estimates of discounted future cash payments under the tax sharing agreement, a significant unobservable input, and is considered a Level 3 measurement.

Instruments Measured at Fair Value on a Nonrecurring Basis

Certain assets, such as goodwill and intangible assets, are measured at fair value on a non‑recurring basis. For goodwill, the process involves using a discounted cash flow method to determine the fair value of each reporting unit on a stand‑alone basis. That fair value is compared to the carrying amount of the reporting unit, including its recorded goodwill. Impairment is considered to have occurred if the fair value of the reporting unit is lower than the carrying amount of the reporting unit. For the intangible assets, the process also involves using a discounted cash flow method to determine the fair value of each intangible asset. Impairment is considered to have occurred if the fair value of the intangible asset is lower than the carrying amount. These measurements are considered Level 3 and these assets are recognized at fair value if they are deemed to be impaired. As of December 31, 2015 and 2014, none of these assets were required to be recorded at fair value since no impairment indicators were present.

Fair Value of Financial Instruments

The following table presents the Company’s fair value hierarchy for those financial instruments held by the Company as of December 31, 2015 and 2014 (in millions):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$75.1	$75.1	$0	$0
Accounts receivable	131.0	0	131.0	0
Other receivables	5.4	0	5.4	0
Investment in EuroCCP	11.9	0	0	11.9
Total assets	$223.4	$75.1	$136.4	$11.9
Liabilities:
Accounts payable	$42.9	$0	$42.9	$0
Section 31 fees payable	93.0	0	93.0	0
Long-term debt	677.6	0	677.6	0
Total liabilities	$813.5	$0	$813.5	$0

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$122.2	$122.2	$—	$—
Restricted cash	14.0	14.0	—	—
Accounts receivable	130.2	—	130.2	—
Other receivables	3.6	—	3.6	—
Investment in EuroCCP	10.9	—	—	10.9
Total assets	$280.9	$136.2	$133.8	$10.9
Liabilities:
Accounts payable	38.9	$—	$38.9	$—
Section 31 fees payable	107.7	—	107.7	—
Long-term debt	467.9	—	467.9	—
Total liabilities	$614.5	$—	$614.5	$—

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other receivables, accounts payable and Section 31 fees payable approximate fair value due to their liquid or short‑term nature.

Equity method investment

The fair value of the EuroCCP investment at December 31, 2015 is $11.9 million. That value is based on estimates of free cash flows from the EuroCCP entity, a significant unobservable input, and is also considered a Level 3 measurement. At December 31, 2014, the carrying amount approximated fair value of $10.9 million. The primary input to the fair value measurement is a risk premium of 6.4%. Should that rate fluctuate by one percentage point, the valuation would change by approximately $2.0 million.

Long‑term debt

The carrying amount of long‑term debt approximates its fair value based on traded quotes at December 31, 2015 and quoted LIBOR at December 31, 2014 and is considered a Level 2 measurement.

Information on Level 3 Financial Liabilities

The following table sets forth a summary of changes in the fair value of the Company’s level 3 financial liabilities during the year ended December 31, 2015, including a summary of unrealized (gains) losses during the period on the Company’s Level 3 financial liabilities still held as of December 31, 2015.

	Level 3 Financial Assets and Financial Liabilities for the Year Ended December 31, 2015
	Balance at	Realized (gains)	Unrealized			Transfers in
	Beginning of	losses during	(gains) losses	Purchases/		or (out) of	Balances at
	Period	period	during period	issuances	Settlements	Level 3	end of period
Liabilities
Contingent consideration liability to related party	—	2.8	—	62.6	—	—	65.4
Total Liabilities	$—	$2.8	$—	$62.6	$—	$—	$65.4